Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.0%
International Equity Funds - 34.0%
Transamerica Emerging Markets Opportunities (A)	9,017,891	$ 108,575,414
Transamerica International Equity (A)	6,083,129	124,886,632
Transamerica International Growth (A)	15,657,265	149,057,160
Transamerica International Small Cap Value (A)	2,046,965	31,359,496

		413,878,702

U.S. Alternative Fund - 3.9%
Transamerica BlackRock Global Real Estate Securities VP (A)	4,178,868	47,430,157

U.S. Equity Funds - 56.1%
Transamerica Janus Mid-Cap Growth VP (A)	425,075	19,277,148
Transamerica JPMorgan Enhanced Index VP (A)	2,396,151	61,605,054
Transamerica JPMorgan Mid Cap Value VP (A)	838,096	15,077,340
Transamerica Large Cap Value (A)	14,392,271	179,471,622
Transamerica Mid Cap Growth (A)	2,547,168	35,023,556
Transamerica Mid Cap Value Opportunities (A)	2,188,512	29,851,302
Transamerica Morgan Stanley Capital Growth VP (A)	2,990,306	113,811,028
Transamerica Small Cap Value (A)	9,438,366	118,073,955
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	2,158
Transamerica T. Rowe Price Small Cap VP (A)	626,909	12,368,911
Transamerica WMC US Growth VP (A)	2,229,737	98,710,455

		683,272,529

Total Investment Companies (Cost $905,116,177)		1,144,581,388

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Note 1.38%, 01/31/2022(E)	$ 27,570,000	27,866,162

Total U.S. Government Obligation (Cost $27,937,443)		27,866,162

REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2021, to be repurchased at $42,057,191 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $42,898,394.	42,057,191	42,057,191

Total Repurchase Agreement (Cost $42,057,191)		42,057,191

Total Investments (Cost $975,110,811)		1,214,504,741
Net Other Assets (Liabilities) - 0.3%		3,171,540

Net Assets - 100.0%		$ 1,217,676,281

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	680	06/15/2021	$54,002,642	$54,107,600	$104,958	$—
E-Mini Russell 2000® Index	321	06/18/2021	37,702,624	35,671,125	—	(2,031,499)
EURO STOXX 50® Index	267	06/18/2021	12,132,367	12,104,867	—	(27,500)
S&P 500® E-Mini Index	1,097	06/18/2021	215,727,277	217,611,890	1,884,613	—
S&P/TSX 60 Index	134	06/17/2021	23,739,500	23,694,979	—	(44,521)

Total					$1,989,571	$(2,103,520)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(345)	06/18/2021	$(12,212,207)	$(12,347,550)	$—	$(135,343)
MSCI EAFE Index	(793)	06/18/2021	(87,253,973)	(86,912,800)	341,173	—

Total					$341,173	$(135,343)

Total Futures Contracts					$2,330,744	$(2,238,863)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,144,579,230	$—	$—	$1,144,579,230
U.S. Government Obligation	—	27,866,162	—	27,866,162
Repurchase Agreement	—	42,057,191	—	42,057,191

Total	$1,144,579,230	$69,923,353	$—	$1,214,502,583

Investment Companies Measured at Net Asset Value (D)				2,158

Total Investments				$1,214,504,741

Other Financial Instruments
Futures Contracts (H)	$2,330,744	$—	$—	$2,330,744

Total Other Financial Instruments	$2,330,744	$—	$—	$2,330,744

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(2,238,863)	$—	$—	$(2,238,863)

Total Other Financial Instruments	$(2,238,863)	$—	$—	$(2,238,863)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2021	Shares as of March 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$44,672,104	$—	$—	$—	$2,758,053	$47,430,157	4,178,868	$—	$—
Transamerica Emerging Markets Opportunities	105,328,972	—	—	—	3,246,442	108,575,414	9,017,891	—	—
Transamerica International Equity	117,708,540	—	—	—	7,178,092	124,886,632	6,083,129	—	—
Transamerica International Growth	145,769,135	—	—	—	3,288,025	149,057,160	15,657,265	—	—
Transamerica International Small Cap Value	29,455,819	—	—	—	1,903,677	31,359,496	2,046,965	—	—
Transamerica Janus Mid-Cap Growth VP	18,397,242	—	—	—	879,906	19,277,148	425,075	—	—
Transamerica JPMorgan Enhanced Index VP	57,675,366	—	—	—	3,929,688	61,605,054	2,396,151	—	—
Transamerica JPMorgan Mid Cap Value VP	2,513,497	11,827,161	—	—	736,682	15,077,340	838,096	—	—
Transamerica Large Cap Value	147,548,190	12,711,464	—	—	19,211,968	179,471,622	14,392,271	357,657	—
Transamerica Mid Cap Growth	34,743,368	—	—	—	280,188	35,023,556	2,547,168	—	—
Transamerica Mid Cap Value Opportunities	26,634,190	—	—	—	3,217,112	29,851,302	2,188,512	—	—
Transamerica Morgan Stanley Capital Growth VP	116,203,272	—	—	—	(2,392,244)	113,811,028	2,990,306	—	—
Transamerica Small Cap Value	99,102,840	—	—	—	18,971,115	118,073,955	9,438,366	—	—
Transamerica Small Company Growth Liquidating Trust	2,158	—	—	—	—	2,158	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	34,911,559	—	(24,192,007)	8,564,200	(6,914,841)	12,368,911	626,909	—	—
Transamerica WMC US Growth VP	97,461,802	—	—	—	1,248,653	98,710,455	2,229,737	—	—

Total	$1,078,128,054	$24,538,625	$(24,192,007)	$8,564,200	$57,542,516	$1,144,581,388	75,059,784	$357,657	$—

(B)	Non-income producing security.
(C)	Restricted security. At March 31, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$2,158	0.0	%(I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $22,974,170.
(F)	Rate disclosed reflects the yield at March 31, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4